Share-based payments - Disclosure of fair value of the BSAs at grant date using the Black Scholes model (Details)	3 Months Ended
Mar. 31, 2025 shares € / shares
BSA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	€ 6.13
NUMBER OF BSAs (in shares) | shares	100,000
SUBSCRIPTION PRICE (in euro per share)	€ 2.00
STRIKE PRICE PER SHARE (in euro per share)	€ 6.63
RISK FREE RATE	4.65%
VOLATILITY	60.88%
BSA-2025-1 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE AGA (in euro per share)	€ 3.5
EXPECTED MATURITY	5 years 6 months
BSA-2025-1 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE AGA (in euro per share)	€ 3.9
EXPECTED MATURITY	7 years
BSA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	€ 6.13
NUMBER OF BSAs (in shares) | shares	25,000
SUBSCRIPTION PRICE (in euro per share)	€ 2.00
STRIKE PRICE PER SHARE (in euro per share)	€ 6.63
RISK FREE RATE	4.65%
VOLATILITY	60.88%
BSA-2025-2 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE AGA (in euro per share)	€ 3.5
EXPECTED MATURITY	5 years 6 months
BSA-2025-2 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE AGA (in euro per share)	€ 3.9
EXPECTED MATURITY	7 years